Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue
Schedule of revenue by type and collaboration partner under agreements

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
(DKK million)
Revenue by type:
Royalties	4,727	2,595
Reimbursement revenue	287	227
Milestone revenue	176	731
Collaboration revenue	91	—
Total	5,281	3,553

Revenue by collaboration partner:
Janssen	4,206	2,846
AbbVie	—	245
Roche	390	162
Novartis	305	73
BioNTech	231	171
Seagen	138	56
Other	11	—
Total	5,281	3,553

Royalties by product:
DARZALEX	4,024	2,360
TEPEZZA	390	162
Kesimpta	296	72
Other	17	1
Total	4,727	2,595